OTHER INVESTMENTS - Sensitivity analysis (Details)	Jun. 30, 2023
Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Rand US Dollar exchange rate, increase	1.00%
Rand US Dollar exchange rate, decrease	(1.00%)
Rand US Dollar exchange rate in OCI net of tax, increase	2.40%
Rand US Dollar exchange rate in OCI net of tax, decrease	2.40%
Commodity prices (gold and silver), increase	1.00%
Commodity prices (gold and silver), decrease	(1.00%)
Commodity prices (gold and silver) increase, OCI net of tax	1.60%
Commodity prices (gold and silver) decrease, OCI net of tax	1.60%
Operating costs | Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input	(1.00%)
% Change OCI, net of tax, increase	(3.40%)
% Change OCI, net of tax, decrease	3.40%
Weighted average cost of capital | Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input	(1.00%)
% Change OCI, net of tax, increase	(2.20%)
% Change OCI, net of tax, decrease	2.20%
Minority discount | Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input	(1.00%)
% Change OCI, net of tax, increase	(1.20%)
% Change OCI, net of tax, decrease	1.20%
Marketability discount | Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input	(1.00%)
% Change OCI, net of tax, increase	(1.20%)
% Change OCI, net of tax, decrease	1.20%
Cost of equity | Investment in Prestige Bullion
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input	(1.00%)
% Change OCI, net of tax, increase	(0.60%)
% Change OCI, net of tax, decrease	0.60%
Prestige Bullion dividend forecast | Investment in Prestige Bullion
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input	(1.00%)
% Change OCI, net of tax, increase	0.20%
% Change OCI, net of tax, decrease	(0.20%)